UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (415) 398-8000

Date of Fiscal Year End: January 31

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2014 are attached hereto.

Item 2.	Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: June 27, 2014

/s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: June 27, 2014

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF APRIL 30, 2014

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 20.95% of Total Net Assets
544,595 Troy Oz.	Gold bullion (a)	$705,577,826
800,000 Coins	One-ounce gold coins (a)	1,059,230,000

	Total Gold Assets (identified cost $1,699,785,286)	$1,764,807,826

	SILVER ASSETS — 4.73% of Total Net Assets
20,377,685 Troy Oz.	Silver bullion (a)	$393,379,936
379 Bags	Silver coins (a)	5,402,696

	Total Silver Assets (identified cost $449,576,657)	$398,782,632

Principal Amount
	SWISS FRANC ASSETS — 9.69% of Total Net Assets
CHF 52,763,390	Swiss franc deposits (a)	$59,948,180

CHF 100,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$119,053,570
CHF 100,000,000	4.250% Swiss Confederation Bonds, 06-05-17	128,421,292
CHF 100,000,000	3.000% Swiss Confederation Bonds, 01-08-18	125,825,143
CHF 100,000,000	3.000% Swiss Confederation Bonds, 05-12-19	129,903,994
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	127,432,824
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	126,160,314

	Total Swiss Confederation bonds	$756,797,137

	Total Swiss Franc Assets (identified cost $685,779,909)	$816,745,317

Number of Shares

	REAL ESTATE AND NATURAL RESOURCE STOCKS — 16.45% of Total Net Assets

	NATURAL RESOURCES — 9.30% of Total Net Assets
400,000	Apache Corporation	$34,720,000
2,000,000	BHP Billiton, Ltd. (b)	141,080,000
600,000	BP, p.l.c. (b)	30,372,000
2,000,000	Cameco Corporation	42,580,000
600,000	Canadian Natural Resources Ltd.	24,462,000
400,000	Chevron Corporation	50,208,000
400,000	ConocoPhillips	29,724,000
400,000	Devon Energy Corporation	28,000,000
400,000	Exxon Mobil Corporation	40,964,000
5,000,000	Freeport-McMoRan Copper & Gold, Inc.	171,850,000
1,500,000	Halcon Resources Corporation (a)	8,280,000
3,500,000	Peabody Energy Corporation	66,535,000
1,500,000	Rio Tinto p.l.c (b)	81,435,000
2,500,000	Vale S.A. (b)	33,050,000

		$783,260,000

2	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 7.15% of Total Net Assets
900,000	Alexander & Baldwin, Inc. (a)	$33,579,000
300,000	AvalonBay Communities, Inc.	40,965,000
400,000	Boston Properties, Inc.	46,856,000
1,000,000	Corporate Office Properties Trust	26,750,000
700,000	Digital Realty Trust, Inc.	37,380,000
2,000,000	Duke Realty Corporation	35,040,000
1,500,000	Equity One, Inc.	33,795,000
200,000	Essex Property Trust, Inc.	34,652,000
300,000	Federal Realty Investment Trust	35,262,000
1,300,000	Kimco Realty Corporation	29,796,000
1,500,000	Prologis, Inc.	60,945,000
250,000	Texas Pacific Land Trust	32,905,000
1,300,000	UDR, Inc.	33,618,000
200,000	Urstadt Biddle Properties, Inc.	3,508,000
500,000	Urstadt Biddle Properties, Inc. Class A	10,205,000
400,000	Vornado Realty Trust	41,040,000
1,500,000	Washington Real Estate Investment Trust	36,690,000
1,000,000	Weyerhaeuser Company	29,850,000

		$602,836,000

	Total Real Estate and Natural Resource Stocks (identified cost $1,324,870,450)	$1,386,096,000

	AGGRESSIVE GROWTH STOCKS — 16.39% of Total Net Assets

	AEROSPACE — .39% of Total Net Assets
200,000	Lockheed Martin Corporation	$32,828,000

		$32,828,000
	CHEMICALS — .84% of Total Net Assets
200,000	Air Products & Chemicals, Inc.	$23,504,000
1,000,000	Chemtura Corporation (a)	22,300,000
500,000	Mosaic Company	25,020,000

		$70,824,000
	COMMUNICATIONS EQUIPMENT — .76% of Total Net Assets
1,000,000	Juniper Networks, Inc. (a)	$24,690,000
500,000	Qualcomm, Inc.	39,355,000

		$64,045,000
	COMPUTER SOFTWARE & SERVICES — .70% of Total Net Assets
600,000	Autodesk, Inc. (a)	$28,812,000
1,500,000	Symantec Corporation	30,420,000

		$59,232,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — .48% of Total Net Assets
2,000,000	Sanmina Corporation (a)	$40,500,000

		$40,500,000
	ENERGY SERVICES & PROCESSING — 1.61% of Total Net Assets
500,000	Baker Hughes, Inc.	$34,950,000
900,000	HollyFrontier Corporation	47,331,000
3,000,000	Parker Drilling Company (a)	19,890,000
400,000	Phillips 66	33,288,000

		$135,459,000

Continued on following page.	3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Number of Shares		Market Value

	ENGINEERING & CONSTRUCTION — .50% of Total Net Assets
300,000	Fluor Corporation	$22,710,000
500,000	Ryland Group, Inc.	19,195,000

		$41,905,000
	ENTERTAINMENT & LEISURE — 3.78% of Total Net Assets
584,000	CBS Corporation Class A	$33,959,600
500,000	Disney (Walt) Company	39,670,000
2,500,000	Facebook, Inc. Class A (a)	149,450,000
400,000	Viacom, Inc. Class A	33,988,000
300,000	Wynn Resorts, Ltd.	61,167,000

		$318,234,600
	FINANCIAL SERVICES — 2.12% of Total Net Assets
800,000	Bank of New York Mellon Corporation	$27,096,000
4,000,000	Janus Capital Group, Inc.	48,520,000
1,000,000	Morgan Stanley	30,930,000
1,500,000	Schwab (Charles) Corporation	39,825,000
500,000	State Street Corporation	32,280,000

		$178,651,000
	MANUFACTURING — 1.99% of Total Net Assets
500,000	Agilent Technologies, Inc.	$27,020,000
400,000	Harley-Davidson, Inc.	29,576,000
400,000	Illinois Tool Works, Inc.	34,092,000
400,000	IPG Photonics Corporation (a)	25,852,000
500,000	Mattel, Inc.	19,607,500
250,000	Parker-Hannifin Corporation	31,720,000

		$167,867,500
	MATERIALS — .31% of Total Net Assets
500,000	Nucor Corporation	$25,875,000

		$25,875,000
	PHARMACEUTICALS — 1.30% of Total Net Assets
300,000	Amgen, Inc.	$33,525,000
250,000	Celgene Corporation (a)	36,752,500
500,000	Gilead Sciences, Inc. (a)	39,245,000

		$109,522,500
	RETAIL — .71% of Total Net Assets
250,000	Costco Wholesale Corporation	$28,920,000
500,000	Williams-Sonoma, Inc.	31,410,000

		$60,330,000
	TRANSPORTATION — .90% of Total Net Assets
250,000	FedEx Corporation	$34,062,500
250,000	Kansas City Southern	25,220,000
700,000	Matson, Inc.	16,583,000

		$75,865,500

	Total Aggressive Growth Stocks (identified cost $833,395,425)	$1,381,139,100

4	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Principal Amount		Market Value

	DOLLAR ASSETS — 30.24% of Total Net Assets

	CORPORATE BONDS — 10.60% of Total Net Assets

	COMMUNICATIONS EQUIPMENT — .47% of Total Net Assets
$36,150,000	5.500% Cisco Systems, Inc., 02-22-16	$39,383,498

		$39,383,498
	COMPUTER SOFTWARE & SERVICES — 1.70% of Total Net Assets
67,500,000	.875% International Business Machines Corporation, 10-31-14	$67,731,442
75,000,000	3.750% Oracle Corporation, 07-08-14	75,473,122

		$143,204,564
	CONSUMER PRODUCTS — .14% of Total Net Assets
11,660,000	.600% Colgate-Palmolive Company, 11-15-14	$11,685,353

		$11,685,353
	ELECTRICAL EQUIPMENT & ELECTRONICS — .60% of Total Net Assets
50,000,000	.850% General Electric Company, 10-09-15	$50,309,767

		$50,309,767
	ENTERTAINMENT & LEISURE — .23% of Total Net Assets
19,500,000	.875% Disney (Walt) Company, 12-01-14	$19,574,090

		$19,574,090
	FINANCIAL SERVICES — 3.82% of Total Net Assets
30,000,000	.497% Bank of New York Mellon Corporation, 07-28-14 (c)	$30,020,960
37,500,000	1.125% JPMorgan Chase & Company, 02-26-16	37,689,177
84,000,000	4.650% JPMorgan Chase & Company, 06-01-14	84,252,854
25,000,000	4.300% State Street Corporation, 05-30-14	25,067,668
25,000,000	4.150% TD Ameritrade Holding Company, 12-01-14	25,543,533
41,850,000	4.875% Wachovia Bank, N.A. (Wells Fargo & Company), 02-01-15	43,219,574
75,000,000	5.250% Wachovia Corporation (Wells Fargo & Company), 08-01-14	75,886,783

		$321,680,549
	INSURANCE — .85% of Total Net Assets
23,638,000	3.200% Berkshire Hathaway Finance Corporation, 02-11-15	$24,172,051
45,000,000	4.750% Prudential Financial, Inc., 09-17-15	47,500,749

		$71,672,800
	MANUFACTURING — .60% of Total Net Assets
25,000,000	.950% Caterpillar, Inc., 06-26-15	$25,170,935
25,000,000	3.000% Stryker Corporation, 01-15-15	25,470,387

		$50,641,322
	PHARMACEUTICALS — 1.50% of Total Net Assets
75,241,000	1.200% AbbVie, Inc., 11-06-15	$75,916,142
50,000,000	1.875% Amgen, Inc., 11-15-14	50,365,175

		$126,281,317
	RETAIL — .54% of Total Net Assets
37,500,000	.650% Amazon.com, Inc., 11-27-15	$37,649,064
7,140,000	4.200% TJX Companies, Inc., 08-15-15	7,477,965

		$45,127,029

Continued on following page.	5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Principal Amount		Market Value

	UTILITIES — .15% of Total Net Assets
$12,475,000	.550% Alabama Power Company, 10-15-15	$12,478,908

		$12,478,908

		$892,039,197

	UNITED STATES TREASURY SECURITIES — 19.64% of Total Net Assets
150,000,000	United States Treasury bond strips (Principal only) 1.537%, 11-15-18 (d)	$139,921,875
150,000,000	United States Treasury bond strips (Principal only) 2.131%, 08-15-20 (d)	131,259,375
150,000,000	United States Treasury bonds 7.250%, 05-15-16	170,684,262
150,000,000	United States Treasury bonds 6.250%, 08-15-23	196,536,371
150,000,000	United States Treasury bonds 6.000%, 02-15-26	198,560,133
150,000,000	United States Treasury bonds 5.250%, 11-15-28	189,355,368
150,000,000	United States Treasury notes 1.250%, 09-30-15	152,237,266
150,000,000	United States Treasury notes 2.625%, 02-29-16	156,271,866
150,000,000	United States Treasury notes 2.250%, 11-30-17	155,762,311
150,000,000	United States Treasury notes 3.625%, 08-15-19	164,223,018

		$1,654,811,845

	Total Dollar Assets (identified cost $2,454,404,129)	$2,546,851,042

	Total Portfolio — 98.45% of total net assets (identified cost $7,447,811,856) (e)	$8,294,421,917
	Other assets, less liabilities (1.55% of total net assets)	130,401,035

	Net assets applicable to outstanding shares	$8,424,822,952

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2014.
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

6	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 100.20% of Total Net Assets
$5,000,000	United States Treasury notes .250%, 05-31-14	$5,000,802
5,000,000	United States Treasury notes .250%, 06-30-14	5,001,604
5,000,000	United States Treasury notes .125%, 07-31-14	5,000,844
5,000,000	United States Treasury notes .250%, 08-31-14	5,003,208
3,000,000	United States Treasury notes .250%, 09-30-14	3,002,400

	Total Portfolio — 100.20% of total net assets (identified cost $23,008,976) (a)	$23,008,858
	Liabilities, less other assets (.20% of total net assets)	(45,591)

	Net assets applicable to outstanding shares	$22,963,267

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	7

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 94.94% of Total Net Assets

	CHEMICALS — 3.58% of Total Net Assets
$500,000	5.750% Chemtura Corporation, 07-15-21	$518,750

		$518,750
	COMPUTER HARDWARE & PERIPHERALS — 5.12% of Total Net Assets
700,000	4.375% Hewlett-Packard Company, 09-15-21	$740,691

		$740,691
	COMPUTER SOFTWARE & SERVICES — 5.00% of Total Net Assets
700,000	4.200% Symantec Corporation, 09-15-20	$723,437

		$723,437
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.66% of Total Net Assets
500,000	7.000% Sanmina Corporation, 05-15-19 (a)	$530,000

		$530,000
	ENERGY SERVICES & PROCESSING — 17.71% of Total Net Assets
600,000	6.500% Dresser-Rand Group, Inc., 05-01-21	$642,000
650,000	6.375% GulfMark Offshore, Inc., 03-15-22	674,375
650,000	8.250% PBF Holding Company, LLC, 02-15-20	713,375
500,000	8.875% Star Gas Partners, L.P., 12-01-17	533,750

		$2,563,500
	FINANCIAL SERVICES — 5.07% of Total Net Assets
700,000	5.629% Manufacturers & Traders Trust Company, 12-01-21 (b)	$733,992

		$733,992
	INSURANCE — 4.75% of Total Net Assets
600,000	6.000% Pacific Lifecorp, 02-10-20 (a)	$688,107

		$688,107

	MANUFACTURING — 8.45% of Total Net Assets
650,000	5.500% Hillenbrand, Inc., 07-15-20	$706,493
520,000	3.875% Kennametal, Inc., 02-15-22	516,261

		$1,222,754

	NATURAL RESOURCES — 14.54% of Total Net Assets
700,000	3.550% Freeport-McMoRan Copper & Gold, Inc., 03-01-22	$676,583
700,000	3.700% Murphy Oil Corporation, 12-01-22	687,228
725,000	6.250% Peabody Energy Corporation, 11-15-21	741,313

		$2,105,124

	REAL ESTATE — 9.73% of Total Net Assets
700,000	4.125% Liberty Property LP, 06-15-22	$715,597
575,000	7.750% SL Green Realty Corporation, 03-15-20	692,772

		$1,408,369

	RESTAURANTS — 5.14% of Total Net Assets
800,000	3.350% Darden Restaurants, Inc., 11-01-22	$743,572

		$743,572

	RETAIL — 4.30% of Total Net Assets
600,000	4.000% Kohl’s Corporation, 11-01-21	$623,112

		$623,112

8	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Principal Amount		Market Value

	UTILITIES — 3.99% of Total Net Assets
$500,000	6.250% SCANA Corporation, 04-01-20	$577,097

		$577,097

	WASTE & ENVIRONMENTAL SERVICES — 3.90% of Total Net Assets
500,000	5.250% Republic Services, Inc., 11-15-21	$564,065

		$564,065

	Total Corporate Bonds (identified cost $13,535,213)	$13,742,570

Number of Shares

	PREFERRED STOCKS — 4.27% of Total Net Assets
25,000	7.125% Urstadt Biddle Properties, Inc., Series F, Perpetual	$618,250

	Total Preferred Stocks (identified cost $615,300)	$618,250

	Total Portfolio — 99.21% of total net assets (identified cost $14,150,513) (c)	$14,360,820
	Other assets, less liabilities (.79% of total net assets)	114,986

	Net assets applicable to outstanding shares	$14,475,806

	Notes:

(a)     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2014, these securities amounted to $1,218,107, or 8.41% of the Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2014.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	9

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCKS — 99.61% of Total Net Assets

	AEROSPACE — 2.50% of Total Net Assets
7,000	Lockheed Martin Corporation	$1,148,980

		$1,148,980

	CHEMICALS — 6.43% of Total Net Assets
9,000	Air Products & Chemicals, Inc.	$1,057,680
40,000	Chemtura Corporation (a)	892,000
20,000	Mosaic Company	1,000,800

		$2,950,480

	COMMUNICATIONS EQUIPMENT — 4.72% of Total Net Assets
40,000	Juniper Networks, Inc. (a)	$987,600
15,000	Qualcomm, Inc.	1,180,650

		$2,168,250

	COMPUTER SOFTWARE & SERVICES — 4.82% of Total Net Assets
25,000	Autodesk, Inc. (a)	$1,200,500
50,000	Symantec Corporation	1,014,000

		$2,214,500

	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.21% of Total Net Assets
50,000	Sanmina Corporation (a)	$1,012,500

		$1,012,500

	ENERGY SERVICES & PROCESSING — 7.92% of Total Net Assets
20,000	Baker Hughes, Inc.	$1,398,000
30,000	HollyFrontier Corporation	1,577,700
100,000	Parker Drilling Company (a)	663,000

		$3,638,700

	ENGINEERING & CONSTRUCTION — 4.40% of Total Net Assets
14,000	Fluor Corporation	$1,059,800
25,000	Ryland Group, Inc.	959,750

		$2,019,550

	ENTERTAINMENT & LEISURE — 15.13% of Total Net Assets
15,000	Disney (Walt) Company	$1,190,100
48,000	Facebook, Inc. Class A (a)	2,869,440
10,000	Viacom, Inc. Class A	849,700
10,000	Wynn Resorts, Ltd.	2,038,900

		$6,948,140

	FINANCIAL SERVICES — 8.82% of Total Net Assets
90,000	Janus Capital Group, Inc.	$1,091,700
30,000	Morgan Stanley	927,900
40,000	Schwab (Charles) Corporation	1,062,000
15,000	State Street Corporation	968,400

		$4,050,000

10	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

Number of Shares		Market Value

	MANUFACTURING — 12.29% of Total Net Assets
15,000	Agilent Technologies, Inc.	$810,600
15,000	Harley-Davidson, Inc.	1,109,100
12,000	Illinois Tool Works, Inc.	1,022,760
12,000	IPG Photonics Corporation (a)	775,560
20,000	Mattel, Inc.	784,300
9,000	Parker-Hannifin Corporation	1,141,920

		$5,644,240

	MATERIALS — 2.25% of Total Net Assets
20,000	Nucor Corporation	$1,035,000

		$1,035,000

	NATURAL RESOURCES — 6.72% of Total Net Assets
40,000	Freeport-McMoRan Copper & Gold, Inc.	$1,374,800
90,000	Peabody Energy Corporation	1,710,900

		$3,085,700

	PHARMACEUTICALS — 11.51% of Total Net Assets
10,000	Amgen, Inc.	$1,117,500
15,000	Celgene Corporation (a)	2,205,150
25,000	Gilead Sciences, Inc. (a)	1,962,250

		$5,284,900

	RETAIL — 4.73% of Total Net Assets
9,000	Costco Wholesale Corporation	$1,041,120
18,000	Williams-Sonoma, Inc.	1,130,760

		$2,171,880

	TRANSPORTATION — 5.16% of Total Net Assets
10,000	FedEx Corporation	$1,362,500
10,000	Kansas City Southern	1,008,800

		$2,371,300

	Total Portfolio — 99.61% of total net assets (identified cost $24,736,562) (b)	$45,744,120
	Other assets, less liabilities (.39% of total net assets)	178,588

	Net assets applicable to outstanding shares	$45,922,708

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	11

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS April 30, 2014 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2014 for federal income tax purposes:

	Permanent Portfolio	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$997,231,833	$244	$244,143	$21,466,880
Investments other than securities	69,807,790	—	—	—

	1,067,039,623	244	244,143	21,466,880
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(164,850,285)	(362)	(33,836)	(459,322)
Investments other than securities	(55,579,277)	—	—	—

	(220,429,562)	(362)	(33,836)	(459,322)

Net unrealized appreciation (depreciation) of investments	$846,610,061	$(118)	$210,307	$21,007,558

VALUATION OF INVESTMENTS

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not to be believed to be reflective of market value, will be valued by the investment adviser’s Valuation Committee pursuant to fair value policies approved by the Fund’s Board of Directors.

12	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS April 30, 2014 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the following three broad levels:

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.	13

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited)

There were no transfers into or out of Levels 1 and 2 during the three months ended April 30, 2014 and the Fund held no Level 3 assets during the three months then ended.

As of April 30, 2014 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO
Gold assets	$1,764,807,826	$—	$—	$1,764,807,826
Silver assets	398,782,632	—	—	398,782,632
Swiss franc assets	59,948,180	756,797,137	—	816,745,317
Real estate and natural resource stocks	1,386,096,000	—	—	1,386,096,000
Aggressive growth stocks †	1,381,139,100	—	—	1,381,139,100
Dollar assets:
Corporate bonds †	—	892,039,197	—	892,039,197
United States Treasury securities	1,654,811,845	—	—	1,654,811,845

Total Portfolio	$6,645,585,583	$1,648,836,334	$—	$8,294,421,917

	80.12%	19.88%	—%	100.00%
SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$23,008,858	$—	$—	$23,008,858

Total Portfolio	$23,008,858	$—	$—	$23,008,858

	100.00%	—%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$13,742,570	$—	$13,742,570
Preferred stocks	618,250	—	—	618,250

Total Portfolio	$618,250	$13,742,570	$—	$14,360,820

	4.31%	95.69%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$45,744,120	$—	$—	$45,744,120

Total Portfolio	$45,744,120	$—	$—	$45,744,120

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

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15

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

APRIL 30, 2014

06/14